Schedule of Investments (unaudited)
December 31, 2025
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 4.4%
Diversified Telecommunication Services — 1.8%
Deutsche Telekom AG, Registered Shares	86,982	$2,831,356 (a)
Singapore Telecommunications Ltd.	506,700	1,792,704 (a)
Telenor ASA	64,679	940,720 (a)
Total Diversified Telecommunication Services		5,564,780
Entertainment — 1.2%
Konami Group Corp.	13,100	1,779,076 (a)
Spotify Technology SA	1,761	1,022,630 *
Toho Co. Ltd.	17,100	871,157
Total Entertainment		3,672,863
Interactive Media & Services — 0.7%
Auto Trader Group PLC	97,801	771,588 (a)(b)
LY Corp.	486,500	1,294,551 (a)
Total Interactive Media & Services		2,066,139
Wireless Telecommunication Services — 0.7%
SoftBank Group Corp.	7,600	213,205 (a)
Vodafone Group PLC	1,509,177	2,011,747 (a)
Total Wireless Telecommunication Services		2,224,952

Total Communication Services		13,528,734
Consumer Discretionary — 11.6%
Automobile Components — 0.5%
Aisin Corp.	17,300	324,137 (a)
Continental AG	16,414	1,302,664 (a)
Total Automobile Components		1,626,801
Automobiles — 2.5%
Mercedes-Benz Group AG	32,515	2,254,008 (a)
Subaru Corp.	79,500	1,711,732 (a)
Suzuki Motor Corp.	121,200	1,812,603 (a)
Toyota Motor Corp.	79,900	1,716,020 (a)
Total Automobiles		7,494,363
Broadline Retail — 1.2%
Next PLC	11,511	2,119,177 (a)
Ryohin Keikaku Co. Ltd.	84,800	1,497,353 (a)
Total Broadline Retail		3,616,530
Hotels, Restaurants & Leisure — 0.8%
Aristocrat Leisure Ltd.	10,057	389,350 (a)
Galaxy Entertainment Group Ltd.	117,000	576,906 (a)
INTERCONTINENTAL HOTELS GROUP PLC	10,436	1,466,559 (a)
Total Hotels, Restaurants & Leisure		2,432,815
Household Durables — 1.8%
Panasonic Holdings Corp.	136,600	1,770,888 (a)
Sony Group Corp.	141,600	3,632,180 (a)
Total Household Durables		5,403,068
Leisure Products — 0.4%
Bandai Namco Holdings Inc.	49,600	1,320,158 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — 1.1%
Industria de Diseno Textil SA	26,993	$1,780,585 (a)
Kingfisher PLC	396,858	1,670,594 (a)
Total Specialty Retail		3,451,179
Textiles, Apparel & Luxury Goods — 3.3%
Asics Corp.	69,600	1,670,850 (a)
Cie Financiere Richemont SA, Registered Shares	10,763	2,321,052 (a)
Hermes International SCA	976	2,423,262 (a)
LVMH Moet Hennessy Louis Vuitton SE	3,094	2,332,059 (a)
Pandora A/S	10,271	1,135,829 (a)
Total Textiles, Apparel & Luxury Goods		9,883,052

Total Consumer Discretionary		35,227,966
Consumer Staples — 6.8%
Consumer Staples Distribution & Retail — 1.6%
Empire Co. Ltd., Class A Shares	36,400	1,265,533
Koninklijke Ahold Delhaize NV	48,120	1,973,252 (a)
Loblaw Cos. Ltd.	17,212	778,117
Tesco PLC	166,801	991,937 (a)
Total Consumer Staples Distribution & Retail		5,008,839
Food Products — 2.2%
Nestle SA, Registered Shares	49,870	4,950,053 (a)
WH Group Ltd.	1,515,000	1,687,731 (a)(b)
Total Food Products		6,637,784
Personal Care Products — 2.5%
Kao Corp.	35,800	1,428,834 (a)
L’Oreal SA	6,727	2,888,009 (a)
Unilever PLC	47,948	3,132,787 (a)
Total Personal Care Products		7,449,630
Tobacco — 0.5%
Imperial Brands PLC	36,460	1,530,962 (a)

Total Consumer Staples		20,627,215
Energy — 2.7%
Oil, Gas & Consumable Fuels — 2.7%
ENEOS Holdings Inc.	223,300	1,579,871 (a)
Equinor ASA	58,310	1,375,056 (a)
Inpex Corp.	93,000	1,860,050 (a)
Parex Resources Inc.	66,200	889,869
Shell PLC	41,028	1,511,974 (a)
TotalEnergies SE	14,436	941,199 (a)

Total Energy		8,158,019
Financials — 23.3%
Banks — 14.3%
AIB Group PLC	215,132	2,299,836 (a)
Banco de Sabadell SA	451,555	1,779,510 (a)
Banco Santander SA	408,445	4,807,598 (a)
Barclays PLC	464,239	2,971,654 (a)
BNP Paribas SA	29,044	2,747,767 (a)
Commonwealth Bank of Australia	10,236	1,092,581 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2025 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Credit Agricole SA	88,348	$1,818,898 (a)
DNB Bank ASA	14,192	395,400 (a)
HSBC Holdings PLC	348,616	5,485,801 (a)
ING Groep NV	93,162	2,618,619 (a)
Intesa Sanpaolo SpA	420,831	2,907,987 (a)
Lloyds Banking Group PLC	475,281	628,661 (a)
Mitsubishi UFJ Financial Group Inc.	41,400	657,062 (a)
NatWest Group PLC	319,928	2,806,499 (a)
Societe Generale SA	32,541	2,619,681 (a)
Standard Chartered PLC	96,147	2,346,029 (a)
Sumitomo Mitsui Financial Group Inc.	10,300	331,263 (a)
Toronto-Dominion Bank	3,900	367,567
UniCredit SpA	44,131	3,655,225 (a)
Westpac Banking Corp.	48,877	1,254,258 (a)
Total Banks		43,591,896
Capital Markets — 3.0%
3i Group PLC	48,366	2,120,793 (a)
Deutsche Bank AG, Registered Shares	85,653	3,300,993 (a)
Onex Corp.	17,716	1,458,016
Singapore Exchange Ltd.	107,100	1,409,857 (a)
UBS Group AG, Registered Shares	20,850	962,740 (a)
Total Capital Markets		9,252,399
Financial Services — 0.4%
Industrivarden AB, Class A Shares	8,400	376,306 (a)
ORIX Corp.	26,700	780,903 (a)
Total Financial Services		1,157,209
Insurance — 5.6%
Aegon Ltd.	110,237	857,236 (a)
AIA Group Ltd.	81,200	835,799 (a)
Allianz SE, Registered Shares	8,797	4,067,533 (a)
AXA SA	24,773	1,188,634 (a)
Japan Post Holdings Co. Ltd.	69,100	729,103 (a)
Japan Post Insurance Co. Ltd.	56,100	1,687,127 (a)
MS&AD Insurance Group Holdings Inc.	37,400	878,041 (a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,153	2,074,946 (a)
NN Group NV	21,356	1,647,501 (a)
Sompo Holdings Inc.	49,000	1,663,169 (a)
Suncorp Group Ltd.	126,048	1,479,689 (a)
Total Insurance		17,108,778

Total Financials		71,110,282
Health Care — 12.8%
Biotechnology — 0.6%
Genmab A/S	5,611	1,739,321 *(a)
Health Care Equipment & Supplies — 1.3%
Hoya Corp.	6,200	940,352 (a)
Olympus Corp.	56,300	713,842 (a)
Smith & Nephew PLC	87,560	1,456,206 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Sonova Holding AG, Registered Shares	2,542	$657,531 (a)
Total Health Care Equipment & Supplies		3,767,931
Health Care Technology — 0.2%
Pro Medicus Ltd.	4,862	714,049 (a)
Pharmaceuticals — 10.7%
Astellas Pharma Inc.	141,900	1,888,620 (a)
AstraZeneca PLC	27,996	5,180,922 (a)
Chugai Pharmaceutical Co. Ltd.	32,800	1,720,739 (a)
GSK PLC	127,422	3,124,033 (a)
Ipsen SA	5,206	726,391 (a)
Novartis AG, Registered Shares	39,503	5,443,355 (a)
Novo Nordisk A/S, Class B Shares	44,368	2,250,277 (a)
Otsuka Holdings Co. Ltd.	33,600	1,900,390 (a)
Roche Holding AG, Vienna Stock Exchange	15,261	6,302,339 (a)
Sanofi SA	26,788	2,591,879 (a)
Shionogi & Co. Ltd.	81,500	1,475,136 (a)
Total Pharmaceuticals		32,604,081

Total Health Care		38,825,382
Industrials — 17.8%
Aerospace & Defense — 3.2%
Airbus SE	2,908	675,307 (a)
BAE Systems PLC	86,639	1,994,002 (a)
Rolls-Royce Holdings PLC	242,893	3,756,513 (a)
Safran SA	9,574	3,334,788 (a)
Total Aerospace & Defense		9,760,610
Air Freight & Logistics — 0.2%
Deutsche Post AG, Registered Shares	13,768	750,710 (a)
Building Products — 1.0%
Cie de Saint-Gobain SA	11,436	1,162,948 (a)
Geberit AG, Registered Shares	2,233	1,734,199 (a)
Total Building Products		2,897,147
Commercial Services & Supplies — 0.4%
Brambles Ltd.	73,042	1,115,375 (a)
Construction & Engineering — 1.2%
ACS Actividades de Construccion y Servicios SA	23,153	2,298,290 (a)
Eiffage SA	10,538	1,509,879 (a)
Total Construction & Engineering		3,808,169
Electrical Equipment — 1.8%
ABB Ltd., Registered Shares	36,382	2,681,992 (a)
Schneider Electric SE	3,511	960,522 (a)
Vestas Wind Systems A/S	71,913	1,945,047 (a)
Total Electrical Equipment		5,587,561
Ground Transportation — 0.8%
Central Japan Railway Co.	62,200	1,722,940 (a)
Seibu Holdings Inc.	25,600	703,400 (a)
Total Ground Transportation		2,426,340
See Notes to Schedule of Investments.

Franklin International Equity Fund 2025 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrial Conglomerates — 0.7%
Hitachi Ltd.	28,900	$906,349 (a)
Siemens AG, Registered Shares	4,700	1,316,360 (a)
Total Industrial Conglomerates		2,222,709
Machinery — 3.7%
Atlas Copco AB, Class A Shares	36,014	641,142 (a)
GEA Group AG	21,875	1,478,362 (a)
Makita Corp.	41,000	1,242,668 (a)
Mitsubishi Heavy Industries Ltd.	113,700	2,775,694 (a)
Schindler Holding AG	3,895	1,464,774 (a)
Wartsila oyj Abp	54,153	1,917,266 (a)
Yangzijiang Shipbuilding Holdings Ltd.	614,000	1,658,716 (a)
Total Machinery		11,178,622
Marine Transportation — 1.1%
A.P. Moller - Maersk A/S, Class B Shares	761	1,746,154 (a)
SITC International Holdings Co. Ltd.	413,000	1,477,877 (a)
Total Marine Transportation		3,224,031
Passenger Airlines — 0.3%
International Consolidated Airlines Group SA	183,526	1,019,012 (a)
Professional Services — 1.7%
Recruit Holdings Co. Ltd.	47,200	2,652,243 (a)
RELX PLC	42,322	1,705,019 (a)
Wolters Kluwer NV	7,152	740,779 (a)
Total Professional Services		5,098,041
Trading Companies & Distributors — 1.1%
AerCap Holdings NV	13,385	1,924,228
Mitsubishi Corp.	13,900	317,930 (a)
Toyota Tsusho Corp.	35,200	1,186,916 (a)
Total Trading Companies & Distributors		3,429,074
Transportation Infrastructure — 0.6%
Aena SME SA	65,527	1,830,881 (a)(b)

Total Industrials		54,348,282
Information Technology — 9.8%
Communications Equipment — 0.5%
Telefonaktiebolaget LM Ericsson, Class B Shares	147,616	1,436,605 (a)
Electronic Equipment, Instruments & Components — 0.5%
Yokogawa Electric Corp.	47,900	1,536,180 (a)
Semiconductors & Semiconductor Equipment — 5.4%
Advantest Corp.	28,000	3,540,542 (a)
ASML Holding NV	7,533	8,116,959 (a)
Lasertec Corp.	1,500	285,814 (a)
SCREEN Holdings Co. Ltd.	14,100	1,373,401 (a)
Tokyo Electron Ltd.	14,900	3,318,638 (a)
Total Semiconductors & Semiconductor Equipment		16,635,354
Software — 2.9%
Check Point Software Technologies Ltd.	8,998	1,669,669 *
Nice Ltd.	11,924	1,347,853 *(a)
Sage Group PLC	77,991	1,134,339 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
SAP SE	19,279	$4,684,191 (a)
Total Software		8,836,052
Technology Hardware, Storage & Peripherals — 0.5%
Logitech International SA, Registered Shares	14,715	1,493,838 (a)

Total Information Technology		29,938,029
Materials — 4.3%
Chemicals — 0.9%
Air Liquide SA	4,331	814,028 (a)
Asahi Kasei Corp.	65,800	584,880 (a)
Nitto Denko Corp.	56,500	1,345,249 (a)
Total Chemicals		2,744,157
Construction Materials — 0.9%
Heidelberg Materials AG	1,147	297,368 (a)
Holcim AG	24,077	2,343,903 (a)
Total Construction Materials		2,641,271
Metals & Mining — 2.5%
BHP Group Ltd.	81,667	2,464,639 (a)
Evraz PLC	161,909	0 *(a)(c)(d)
Fortescue Ltd.	120,099	1,756,147 (a)
Kinross Gold Corp.	75,600	2,129,391
OceanaGold Corp.	47,733	1,352,821
Total Metals & Mining		7,702,998

Total Materials		13,088,426
Real Estate — 0.4%
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd.	63,500	321,112 (a)
Retail REITs — 0.3%
Klepierre SA	23,806	941,892 (a)

Total Real Estate		1,263,004
Utilities — 5.0%
Electric Utilities — 3.0%
Acciona SA	5,307	1,155,012 (a)
Endesa SA	47,471	1,708,784
Enel SpA	261,483	2,718,726 (a)
Iberdrola SA	160,554	3,476,539 (a)
Total Electric Utilities		9,059,061
Gas Utilities — 1.0%
Osaka Gas Co. Ltd.	40,900	1,421,148 (a)
Tokyo Gas Co. Ltd.	41,000	1,625,423 (a)
Total Gas Utilities		3,046,571
Independent Power and Renewable Electricity Producers — 0.4%
RWE AG	24,920	1,320,432 (a)
Multi-Utilities — 0.6%
Centrica PLC	758,847	1,730,217 (a)

Total Utilities		15,156,281
Total Investments before Short-Term Investments (Cost — $236,549,630)		301,271,620
See Notes to Schedule of Investments.

Franklin International Equity Fund 2025 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,754,007)	3.658%	2,754,007	$2,754,007 (e)
Total Investments — 99.8% (Cost — $239,303,637)			304,025,627
Other Assets in Excess of Liabilities — 0.2%			727,572
Total Net Assets — 100.0%			$304,753,199

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin International Equity Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s  Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin International Equity Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$1,893,787	$11,634,947	—	$13,528,734
Consumer Staples	2,043,650	18,583,565	—	20,627,215
Energy	889,869	7,268,150	—	8,158,019
Financials	1,825,583	69,284,699	—	71,110,282
Industrials	1,924,228	52,424,054	—	54,348,282
Information Technology	1,669,669	28,268,360	—	29,938,029
Materials	3,482,212	9,606,214	$0 **	13,088,426
Utilities	1,708,784	13,447,497	—	15,156,281
Other Common Stocks	—	75,316,352	—	75,316,352
Total Long-Term Investments	15,437,782	285,833,838	0 **	301,271,620
Short-Term Investments†	2,754,007	—	—	2,754,007
Total Investments	$18,191,789	$285,833,838	$0 **	$304,025,627

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
**	Amount represents less than $1.

Franklin International Equity Fund 2025 Quarterly Report